Commitments (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments, Contingencies and Subsequent Events [Abstract]
Future Minimum Lease Commitments
Future minimum lease commitments at June 30, 2020 were as follows (in thousands):

Year ending December 31,	Operating Leases	Finance Leases
2020 (excluding the six months ended June 30, 2020)	$371	$1,033
2021	752	2,097
2022	592	2,149
2023	373	2,203
2024	27	2,258
After 2024	--	10,658
Total lease payments	2,115	20,398
Less imputed interest	(178)	(4,127)
Total	$1,937	$16,271

Future minimum lease commitments at December 31, 2019 were as follows (in thousands):

	Operating Leases	Finance Leases
2020	$710	$2,046
2021	715	2,097
2022	564	2,149
2023	368	2,203
2024	28	2,258
After 2024	--	10,658
Total minimum lease payments	2,385	21,411
Less imputed interest	(230)	(4,546)
Net present value of minimum lease payments	2,155	16,865
Less current portion	(602)	(1,224)
Long-term lease obligations at December 31, 2019	$1,553	$15,641

Components of Lease Expense
The components of lease expense were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Operating lease cost	$182	$147	$360	$294
Short-term lease cost (1)	30	42	57	84
Finance lease cost
Amortization of right-of-use assets	305	305	610	610
Interest on lease liabilities	208	222	419	447
Total finance lease cost	513	527	1,029	1,057
Total lease costs	$725	$716	$1,446	$1,435
(1)  Leases that have terms of 12 months or less

The components of lease expense were as follows (in thousands):

Year Ended December 31,2019
Operating lease cost	$597
Short-term lease cost (1)	147
Finance lease cost
Amortization of finance lease assets	1,221
Interest on finance lease liabilities	881
Total finance lease cost	2,102
Total lease costs	$2,846
(1)	Leases that have terms of 12 months or less.

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows (in thousands):

	Six Months Ended June 30,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating activities - operating leases	$375	$279
Cash flows from operating activities - finance leases	1,012	987
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	300	245

Supplemental cash flow information related to leases was as follows (in thousands):

Year Ended December 31,2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating activities - operating leases	$604
Cash flows from operating activities - finance leases	$1,995
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$488

Accrued Warranties
We provide product warranties for products sold through certain U.S. Government contract vehicles. We accrue a warranty liability at the time that we recognize revenue for the estimated costs that may be incurred in connection with providing warranty coverage. Warranties are valued using historical warranty usage trends; however, if actual product failure rates or service delivery costs differ from estimates, revisions to the estimated warranty liability may be required. Accrued warranties are reported as other current liabilities on the consolidated balance sheets.

	Balance Beginning of Year	Accruals	Warranty Expenses	Balance End of Year
	(amount in thousands)

Year Ended December 31, 2019	$30	$--	$--	$30
Year Ended December 31, 2018	$30	$--	$--	$30
Year Ended December 31, 2017	$51	$--	$(21)	$30